Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.10%
Advertising–0.04%
Omnicom Group, Inc.	129	$8,047
Aerospace & Defense–1.42%
Boeing Co. (The)	356	69,132
General Dynamics Corp.	175	25,669
L3Harris Technologies, Inc.	123	21,096
Lockheed Martin Corp.	177	56,962
Northrop Grumman Corp.	101	28,947
Raytheon Technologies Corp.	952	63,527
TransDigm Group, Inc.(b)	32	17,705
		283,038
Agricultural & Farm Machinery–0.29%
Deere & Co.	198	57,182
Agricultural Products–0.08%
Archer-Daniels-Midland Co.	338	16,903
Air Freight & Logistics–0.61%
C.H. Robinson Worldwide, Inc.	82	7,016
Expeditors International of Washington, Inc.	103	9,220
FedEx Corp.	149	35,066
United Parcel Service, Inc., Class B	456	70,680
		121,982
Airlines–0.04%
Delta Air Lines, Inc.	98	3,720
Southwest Airlines Co.	91	3,999
		7,719
Alternative Carriers–0.08%
Liberty Global PLC, Class C (United Kingdom)(b)	317	7,659
Lumen Technologies, Inc.	658	8,146
		15,805
Apparel Retail–0.36%
Ross Stores, Inc.	212	23,593
TJX Cos., Inc. (The)	741	47,454
		71,047
Apparel, Accessories & Luxury Goods–0.21%
lululemon athletica, inc.(b)	73	23,994
VF Corp.	221	16,988
		40,982
Application Software–3.09%
Adobe, Inc.(b)	302	138,549
ANSYS, Inc.(b)	52	18,427
Autodesk, Inc.(b)	135	37,453
Cadence Design Systems, Inc.(b)	166	21,645
Citrix Systems, Inc.	73	9,732
DocuSign, Inc.(b)	111	25,851
Intuit, Inc.	161	58,158
Palantir Technologies, Inc., Class A(b)	706	24,837
RingCentral, Inc., Class A(b)	47	17,527
Shares		Value
Application Software–(continued)
salesforce.com, inc.(b)	553	$124,735
Slack Technologies, Inc., Class A(b)	323	13,621
Splunk, Inc.(b)	97	16,008
Synopsys, Inc.(b)	92	23,501
Unity Software, Inc.(b)	72	10,787
Workday, Inc., Class A(b)	113	25,711
Zoom Video Communications, Inc., Class A(b)	136	50,601
		617,143
Asset Management & Custody Banks–0.96%
Ameriprise Financial, Inc.	71	14,049
Bank of New York Mellon Corp. (The)	534	21,269
BlackRock, Inc.	89	62,412
Blackstone Group, Inc. (The), Class A	413	27,749
Franklin Resources, Inc.	170	4,469
KKR & Co., Inc., Class A	341	13,282
Northern Trust Corp.	129	11,506
State Street Corp.	214	14,980
T. Rowe Price Group, Inc.	135	21,125
		190,841
Auto Parts & Equipment–0.11%
Aptiv PLC	162	21,643
Automobile Manufacturers–2.29%
Ford Motor Co.	2,378	25,040
General Motors Co.	907	45,967
Tesla, Inc.(b)	486	385,656
		456,663
Automotive Retail–0.23%
AutoZone, Inc.(b)	14	15,657
CarMax, Inc.(b)	104	12,249
O’Reilly Automotive, Inc.(b)	43	18,296
		46,202
Biotechnology–2.21%
AbbVie, Inc.	1,100	112,728
Alexion Pharmaceuticals, Inc.(b)	132	20,239
Amgen, Inc.	361	87,156
Biogen, Inc.(b)	92	26,000
BioMarin Pharmaceutical, Inc.(b)	109	9,023
Gilead Sciences, Inc.	793	52,021
Incyte Corp.(b)	137	12,296
Moderna, Inc.(b)	200	34,632
Regeneron Pharmaceuticals, Inc.(b)	63	31,742
Seagen, Inc.(b)	112	18,398
Vertex Pharmaceuticals, Inc.(b)	160	36,653
		440,888
Broadcasting–0.14%
Fox Corp., Class A	364	11,350
ViacomCBS, Inc., Class B	338	16,393
		27,743
Building Products–0.31%
Carrier Global Corp.	529	20,366

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Building Products–(continued)
Johnson Controls International PLC	429	$21,373
Trane Technologies PLC	145	20,786
		62,525
Cable & Satellite–1.16%
Charter Communications, Inc., Class A(b)	86	52,250
Comcast Corp., Class A	2,843	140,928
Liberty Broadband Corp., Class C(b)	140	20,447
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	347	14,074
Sirius XM Holdings, Inc.	643	4,025
		231,724
Casinos & Gaming–0.05%
Las Vegas Sands Corp.	208	10,003
Commodity Chemicals–0.18%
Dow, Inc.	453	23,511
LyondellBasell Industries N.V., Class A	155	13,293
		36,804
Communications Equipment–0.73%
Arista Networks, Inc.(b)	37	11,380
Cisco Systems, Inc.	2,634	117,424
Motorola Solutions, Inc.	102	17,090
		145,894
Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	139	15,126
Construction Machinery & Heavy Trucks–0.51%
Caterpillar, Inc.	344	62,897
Cummins, Inc.	89	20,863
PACCAR, Inc.	208	18,974
		102,734
Construction Materials–0.12%
Martin Marietta Materials, Inc.	39	11,209
Vulcan Materials Co.	82	12,229
		23,438
Consumer Finance–0.58%
American Express Co.	509	59,176
Capital One Financial Corp.	275	28,672
Discover Financial Services	186	15,538
Synchrony Financial	358	12,047
		115,433
Copper–0.12%
Freeport-McMoRan, Inc.(b)	885	23,815
Data Processing & Outsourced Services–4.07%
Automatic Data Processing, Inc.	270	44,583
Fidelity National Information Services, Inc.	391	48,273
Fiserv, Inc.(b)	347	35,634
FleetCor Technologies, Inc.(b)	51	12,380
Global Payments, Inc.	183	32,303
Mastercard, Inc., Class A	621	196,416
Paychex, Inc.	196	17,115
PayPal Holdings, Inc.(b)	701	164,251
Square, Inc., Class A(b)	248	53,558
Visa, Inc., Class A(c)	1,073	207,357
		811,870
Shares		Value
Distillers & Vintners–0.17%
Brown-Forman Corp., Class B	184	$13,187
Constellation Brands, Inc., Class A	100	21,093
		34,280
Distributors–0.04%
Genuine Parts Co.	87	8,168
Diversified Banks–3.00%
Bank of America Corp.	5,443	161,385
Citigroup, Inc.	1,306	75,735
JPMorgan Chase & Co.	1,906	245,245
U.S. Bancorp	925	39,636
Wells Fargo & Co.	2,601	77,718
		599,719
Diversified Support Services–0.16%
Cintas Corp.	55	17,496
Copart, Inc.(b)	125	13,719
		31,215
Drug Retail–0.11%
Walgreens Boots Alliance, Inc.	438	22,010
Electric Utilities–1.59%
American Electric Power Co., Inc.	300	24,273
Avangrid, Inc.	29	1,342
Duke Energy Corp.	456	42,864
Edison International	230	13,377
Entergy Corp.	126	12,011
Eversource Energy	209	18,287
Exelon Corp.	598	24,853
FirstEnergy Corp.	305	9,382
NextEra Energy, Inc.	1,222	98,823
PPL Corp.	478	13,226
Southern Co. (The)	654	38,534
Xcel Energy, Inc.	317	20,285
		317,257
Electrical Components & Equipment–0.45%
AMETEK, Inc.	140	15,856
Eaton Corp. PLC	242	28,483
Emerson Electric Co.	363	28,804
Rockwell Automation, Inc.	71	17,646
		90,789
Electronic Components–0.20%
Amphenol Corp., Class A	183	22,853
Corning, Inc.	467	16,751
		39,604
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	97	13,734
Electronic Manufacturing Services–0.12%
TE Connectivity Ltd.	203	24,441
Environmental & Facilities Services–0.31%
Republic Services, Inc.	194	17,561
Waste Connections, Inc.	160	15,762
Waste Management, Inc.	258	28,720
		62,043
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Fertilizers & Agricultural Chemicals–0.09%
Corteva, Inc.	452	$18,017
Financial Exchanges & Data–0.98%
CME Group, Inc., Class A	218	39,619
Intercontinental Exchange, Inc.	335	36,967
MarketAxess Holdings, Inc.	23	12,437
Moody’s Corp.	114	30,354
MSCI, Inc.	49	19,370
Nasdaq, Inc.	69	9,334
S&P Global, Inc.	152	48,184
		196,265
Food Distributors–0.11%
Sysco Corp.	308	22,025
Food Retail–0.08%
Kroger Co. (The)	471	16,250
Footwear–0.51%
NIKE, Inc., Class B	762	101,796
General Merchandise Stores–0.50%
Dollar General Corp.	149	28,997
Dollar Tree, Inc.(b)	141	14,334
Target Corp.	314	56,887
		100,218
Gold–0.15%
Newmont Corp.	489	29,144
Health Care Distributors–0.18%
AmerisourceBergen Corp.	89	9,274
Cardinal Health, Inc.	177	9,510
McKesson Corp.	98	17,098
		35,882
Health Care Equipment–3.23%
Abbott Laboratories	1,103	136,320
Baxter International, Inc.	316	24,278
Becton, Dickinson and Co.	180	47,122
Boston Scientific Corp.(b)	873	30,939
Danaher Corp.	395	93,947
DexCom, Inc.(b)	58	21,741
Edwards Lifesciences Corp.(b)	378	31,215
IDEXX Laboratories, Inc.(b)	52	24,891
Intuitive Surgical, Inc.(b)	73	54,578
Medtronic PLC	841	93,629
ResMed, Inc.	88	17,738
Stryker Corp.	221	48,843
Zimmer Biomet Holdings, Inc.	125	19,209
		644,450
Health Care Facilities–0.13%
HCA Healthcare, Inc.	162	26,322
Health Care REITs–0.18%
Healthpeak Properties, Inc.	325	9,636
Ventas, Inc.	238	10,965
Welltower, Inc.	253	15,332
		35,933
Health Care Services–0.66%
Cigna Corp.	220	47,751
Shares		Value
Health Care Services–(continued)
CVS Health Corp.	826	$59,183
Laboratory Corp. of America Holdings(b)	61	13,964
Quest Diagnostics, Inc.	81	10,461
		131,359
Health Care Supplies–0.12%
Align Technology, Inc.(b)	45	23,642
Health Care Technology–0.19%
Cerner Corp.	187	14,981
Veeva Systems, Inc., Class A(b)	82	22,668
		37,649
Home Improvement Retail–1.30%
Home Depot, Inc. (The)	679	183,887
Lowe’s Cos., Inc.	458	76,417
		260,304
Homebuilding–0.16%
D.R. Horton, Inc.	218	16,743
Lennar Corp., Class A	174	14,468
		31,211
Hotels, Resorts & Cruise Lines–0.18%
Hilton Worldwide Holdings, Inc.	166	16,831
Marriott International, Inc., Class A	165	19,191
		36,022
Household Products–1.49%
Church & Dwight Co., Inc.	156	13,171
Clorox Co. (The)	76	15,919
Colgate-Palmolive Co.	529	41,262
Kimberly-Clark Corp.	206	27,213
Procter & Gamble Co. (The)	1,557	199,623
		297,188
Hypermarkets & Super Centers–1.12%
Costco Wholesale Corp.	275	96,918
Walmart, Inc.	902	126,722
		223,640
Industrial Conglomerates–1.17%
3M Co.	364	63,940
General Electric Co.	5,502	58,762
Honeywell International, Inc.	438	85,572
Roper Technologies, Inc.	64	25,146
		233,420
Industrial Gases–0.59%
Air Products and Chemicals, Inc.	140	37,347
Linde PLC (United Kingdom)	328	80,491
		117,838
Industrial Machinery–0.58%
Dover Corp.	91	10,601
Fortive Corp.	197	13,018
Illinois Tool Works, Inc.	194	37,677
Otis Worldwide Corp.	265	17,132
Parker-Hannifin Corp.	78	20,639
Stanley Black & Decker, Inc.	97	16,828
		115,895
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial REITs–0.24%
Prologis, Inc.	456	$47,059
Insurance Brokers–0.39%
Aon PLC, Class A	137	27,825
Marsh & McLennan Cos., Inc.	312	34,292
Willis Towers Watson PLC	79	16,032
		78,149
Integrated Oil & Gas–1.16%
Chevron Corp.	1,200	102,240
Exxon Mobil Corp.	2,634	118,108
Occidental Petroleum Corp.	579	11,615
		231,963
Integrated Telecommunication Services–1.36%
AT&T, Inc.	4,502	128,892
Verizon Communications, Inc.	2,616	143,226
		272,118
Interactive Home Entertainment–0.35%
Activision Blizzard, Inc.	484	44,044
Electronic Arts, Inc.	178	25,490
		69,534
Interactive Media & Services–5.73%
Alphabet, Inc., Class A(b)	373	681,605
Facebook, Inc., Class A(b)	1,498	386,978
Match Group, Inc.(b)	149	20,839
Snap, Inc., Class A(b)	577	30,547
Twitter, Inc.(b)	471	23,800
		1,143,769
Internet & Direct Marketing Retail–4.99%
Amazon.com, Inc.(b)	269	862,468
Booking Holdings, Inc.(b)	25	48,608
eBay, Inc.	395	22,322
Expedia Group, Inc.	71	8,811
MercadoLibre, Inc. (Argentina)(b)	30	53,385
		995,594
Internet Services & Infrastructure–0.37%
Akamai Technologies, Inc.(b)	96	10,659
Okta, Inc.(b)	76	19,684
Twilio, Inc., Class A(b)	86	30,911
VeriSign, Inc.(b)	69	13,391
		74,645
Investment Banking & Brokerage–0.85%
Charles Schwab Corp. (The)	1,006	51,849
Goldman Sachs Group, Inc. (The)	209	56,675
Morgan Stanley	902	60,479
		169,003
IT Consulting & Other Services–0.94%
Accenture PLC, Class A	393	95,074
Cognizant Technology Solutions Corp., Class A	322	25,100
International Business Machines Corp.	562	66,940
		187,114
Life & Health Insurance–0.35%
Aflac, Inc.	388	17,530
MetLife, Inc.	544	26,194
Shares		Value
Life & Health Insurance–(continued)
Principal Financial Group, Inc.	165	$8,129
Prudential Financial, Inc.	242	18,944
		70,797
Life Sciences Tools & Services–1.17%
Agilent Technologies, Inc.	184	22,111
Illumina, Inc.(b)	90	38,380
IQVIA Holdings, Inc.(b)	115	20,447
Mettler-Toledo International, Inc.(b)	14	16,353
Thermo Fisher Scientific, Inc.	248	126,406
Waters Corp.(b)	37	9,793
		233,490
Managed Health Care–1.48%
Anthem, Inc.	155	46,032
Centene Corp.(b)	345	20,803
Humana, Inc.	81	31,032
UnitedHealth Group, Inc.	595	198,480
		296,347
Metal & Glass Containers–0.09%
Ball Corp.	199	17,516
Movies & Entertainment–1.67%
Netflix, Inc.(b)	272	144,810
Walt Disney Co. (The)	1,124	189,023
		333,833
Multi-line Insurance–0.15%
American International Group, Inc.	525	19,656
Hartford Financial Services Group, Inc. (The)	227	10,901
		30,557
Multi-Sector Holdings–1.40%
Berkshire Hathaway, Inc., Class B(b)	1,222	278,457
Multi-Utilities–0.71%
Ameren Corp.	156	11,344
CMS Energy Corp.	172	9,783
Consolidated Edison, Inc.	208	14,722
Dominion Energy, Inc.	483	35,206
DTE Energy Co.	119	14,128
Public Service Enterprise Group, Inc.	308	17,381
Sempra Energy	174	21,534
WEC Energy Group, Inc.	192	17,069
		141,167
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	86	14,372
Boston Properties, Inc.	94	8,579
		22,951
Oil & Gas Equipment & Services–0.14%
Baker Hughes Co., Class A	412	8,277
Schlumberger Ltd.	851	18,901
		27,178
Oil & Gas Exploration & Production–0.38%
ConocoPhillips	825	33,025
EOG Resources, Inc.	356	18,142
Hess Corp.	165	8,907
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	127	$15,354
		75,428
Oil & Gas Refining & Marketing–0.25%
Marathon Petroleum Corp.	395	17,048
Phillips 66	267	18,103
Valero Energy Corp.	247	13,938
		49,089
Oil & Gas Storage & Transportation–0.26%
Cheniere Energy, Inc.(b)	149	9,436
Kinder Morgan, Inc.	1,185	16,685
ONEOK, Inc.	281	11,192
Williams Cos., Inc. (The)	730	15,498
		52,811
Packaged Foods & Meats–0.91%
Campbell Soup Co.	123	5,918
Conagra Brands, Inc.	294	10,172
General Mills, Inc.	369	21,439
Hershey Co. (The)	92	13,381
Hormel Foods Corp.	328	15,370
JM Smucker Co. (The)	67	7,800
Kellogg Co.	214	12,613
Kraft Heinz Co. (The)	591	19,804
McCormick & Co., Inc.	152	13,610
Mondelez International, Inc., Class A	904	50,118
Tyson Foods, Inc., Class A	185	11,897
		182,122
Paper Packaging–0.12%
Amcor PLC	1,006	11,006
International Paper Co.	244	12,275
		23,281
Personal Products–0.17%
Estee Lauder Cos., Inc. (The), Class A	144	34,078
Pharmaceuticals–3.91%
Bristol-Myers Squibb Co.	1,417	87,046
Eli Lilly and Co.	565	117,503
Johnson & Johnson	1,659	270,633
Merck & Co., Inc.	1,583	122,002
Pfizer, Inc.	3,515	126,189
Royalty Pharma PLC, Class A	207	9,731
Zoetis, Inc.	301	46,429
		779,533
Property & Casualty Insurance–0.60%
Allstate Corp. (The)	178	19,078
Chubb Ltd.	278	40,496
Markel Corp.(b)	8	7,756
Progressive Corp. (The)	359	31,301
Travelers Cos., Inc. (The)	153	20,854
		119,485
Railroads–0.86%
CSX Corp.	474	40,648
Kansas City Southern	59	11,957
Norfolk Southern Corp.	155	36,676
Shares		Value
Railroads–(continued)
Union Pacific Corp.	419	$82,740
		172,021
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	208	12,684
Regional Banks–0.75%
Fifth Third Bancorp	435	12,585
First Republic Bank	105	15,224
KeyCorp	621	10,470
M&T Bank Corp.	81	10,730
PNC Financial Services Group, Inc. (The)	260	37,315
Regions Financial Corp.	609	10,359
SVB Financial Group(b)	32	14,009
Truist Financial Corp.	833	39,967
		150,659
Research & Consulting Services–0.37%
CoStar Group, Inc.(b)	24	21,593
Equifax, Inc.	76	13,461
IHS Markit Ltd.	239	20,812
Verisk Analytics, Inc.	98	17,983
		73,849
Residential REITs–0.19%
AvalonBay Communities, Inc.	86	14,075
Equity Residential	225	13,869
Essex Property Trust, Inc.	39	9,345
		37,289
Restaurants–1.06%
Chipotle Mexican Grill, Inc.(b)	17	25,160
McDonald’s Corp.	467	97,061
Starbucks Corp.	742	71,833
Yum! Brands, Inc.	182	18,471
		212,525
Retail REITs–0.16%
Realty Income Corp.	222	13,111
Simon Property Group, Inc.	198	18,400
		31,511
Semiconductor Equipment–0.62%
Applied Materials, Inc.	574	55,494
KLA Corp.	94	26,326
Lam Research Corp.	88	42,588
		124,408
Semiconductors–4.48%
Advanced Micro Devices, Inc.(b)	738	63,202
Analog Devices, Inc.	226	33,297
Broadcom, Inc.	248	111,724
Intel Corp.	2,474	137,332
Marvell Technology Group Ltd.	408	20,996
Maxim Integrated Products, Inc.	161	14,121
Microchip Technology, Inc.	159	21,642
Micron Technology, Inc.(b)	704	55,102
NVIDIA Corp.	375	194,846
QUALCOMM, Inc.	706	110,334
Skyworks Solutions, Inc.	100	16,925
Texas Instruments, Inc.	574	95,106
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Semiconductors–(continued)
Xilinx, Inc.	148	$19,324
		893,951
Soft Drinks–1.37%
Coca-Cola Co. (The)	2,675	128,801
Keurig Dr Pepper, Inc.	260	8,268
Monster Beverage Corp.(b)	226	19,624
PepsiCo, Inc.	861	117,587
		274,280
Specialized REITs–1.13%
American Tower Corp.	280	63,661
Crown Castle International Corp.	273	43,478
Digital Realty Trust, Inc.	176	25,335
Equinix, Inc.	55	40,698
Public Storage	93	21,168
SBA Communications Corp., Class A	66	17,732
Weyerhaeuser Co.	451	14,067
		226,139
Specialty Chemicals–0.69%
Celanese Corp.	69	8,428
DuPont de Nemours, Inc.	447	35,514
Ecolab, Inc.	174	35,585
PPG Industries, Inc.	143	19,263
Sherwin-Williams Co. (The)	57	39,433
		138,223
Specialty Stores–0.04%
Ulta Beauty, Inc.(b)	32	8,952
Steel–0.05%
Nucor Corp.	192	9,356
Systems Software–6.36%
Fortinet, Inc.(b)	87	12,593
Microsoft Corp.	4,682	1,086,037
NortonLifeLock, Inc.	354	7,459
Oracle Corp.	1,154	69,736
Palo Alto Networks, Inc.(b)	56	19,642
ServiceNow, Inc.(b)	124	67,352
VMware, Inc., Class A(b)	49	6,754
		1,269,573
Technology Hardware, Storage & Peripherals–7.38%
Apple, Inc.	10,624	1,401,943
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell Technologies, Inc., Class C(b)	161	$11,735
Hewlett Packard Enterprise Co.	776	9,576
HP, Inc.	837	20,373
NetApp, Inc.	135	8,969
Seagate Technology PLC	155	10,249
Western Digital Corp.	180	10,157
		1,473,002
Tobacco–0.63%
Altria Group, Inc.	1,178	48,392
Philip Morris International, Inc.	972	77,420
		125,812
Trading Companies & Distributors–0.13%
Fastenal Co.	349	15,911
W.W. Grainger, Inc.	28	10,203
		26,114
Trucking–0.21%
Old Dominion Freight Line, Inc.	66	12,804
Uber Technologies, Inc.(b)	572	29,132
		41,936
Water Utilities–0.09%
American Water Works Co., Inc.	109	17,333
Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(b)	352	44,380
Total Common Stocks & Other Equity Interests (Cost $15,085,845)		19,381,989
Money Market Funds–1.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	133,722	133,722
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	101,332	101,373
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	152,825	152,825
Total Money Market Funds (Cost $387,916)		387,920
TOTAL INVESTMENTS IN SECURITIES–99.04% (Cost $15,473,761)		19,769,909
OTHER ASSETS LESS LIABILITIES—0.96%		191,861
NET ASSETS–100.00%		$19,961,770
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,239	$1,341,654	$(1,308,171)	$-	$-	$133,722	$6
Invesco Liquid Assets Portfolio, Institutional Class	80,355	958,325	(937,300)	6	(13)	101,373	15
Invesco Treasury Portfolio, Institutional Class	114,558	1,533,319	(1,495,052)	-	-	152,825	3
Total	$295,152	$3,833,298	$(3,740,523)	$6	$(13)	$387,920	$24

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	21	March-2021	$(3,890,460)	$61,135	$61,135
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$19,381,989	$—	$—	$19,381,989
Money Market Funds	387,920	—	—	387,920
Total Investments in Securities	19,769,909	—	—	19,769,909
Other Investments - Assets*
Futures Contracts	61,135	—	—	61,135
Total Investments	$19,831,044	$—	$—	$19,831,044

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco U.S. Managed Volatility Fund